DISCONTINUED OPERATIONS (Details 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure Of DISCONTINUED OPERATIONS [Line Items]
Revenue		$ 604.5	$ 388.7
Operating expense		325.4	198.3
Revenue less cost of goods sold		39.2	30.3
Finance income		1.5	1.1
Finance costs		69.0	12.8
Other losses		18.1	46.6
Impairment loss on held-for-sale assets		1,054.8	268.4
(Loss) earnings before taxes		(1,096.0)	(242.6)
(Loss) earnings from discontinued operations	[1]	(154.9)	50.0
Discontinued operations [member]
Disclosure Of DISCONTINUED OPERATIONS [Line Items]
Revenue		146.1	215.7
Operating expense		95.6	122.7
Depreciation and depletion	[2]	35.4	60.2
Revenue less cost of goods sold		15.1	32.8
Finance income		0.4	0.0
Finance costs		(0.4)	(0.4)
Other losses		0.0	(7.4)
Impairment loss on held-for-sale assets		(253.1)	0.0
(Loss) earnings before taxes		(238.0)	25.0
Income tax (expense) recovery		83.9	31.3
(Loss) earnings from discontinued operations		$ (154.1)	$ 56.3

[1]	For the year ended December 31, 2018 and comparative periods, both Peak Mines and Mesquite have been classified as discontinued operations and accordingly earnings and cash flows from continuing operations are presented exclusive of Peak Mines and Mesquite. Peak Mines was sold in April 2018 and Mesquite was sold in October 2018. Refer to Note 15 for further details.
[2]	Depreciation and depletion relates to Mesquite prior to reclassification as a discontinued operation.